UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

     MFS® Multimarket Income Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket Income Trust

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
High Yield Corporates	59.0%
Investment Grade Corporates	26.7%
Emerging Markets Bonds	25.1%
Collateralized Debt Obligations	1.7%
Mortgage-Backed Securities	0.5%
Floating Rate Loans	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities (o)	0.0%
Non-U.S. Government Bonds	(4.2)%
U.S. Treasury Securities	(8.4)%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	7.3 yrs.

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	1.4%
AA	2.4%
A	9.7%
BBB	27.9%
BB	39.0%
B	26.2%
CCC	6.3%
CC	0.4%
C	0.1%
U.S. Government	8.2%
Federal Agencies	0.5%
Not Rated	(20.9)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents (Less Liabilities)	(23.2)%
Other	21.7%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since November 2018; Portfolio Manager of Man GLG from May 2014 to October 2018; Portfolio Manager of ECM Asset Management from December 2007 to April 2014.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Note to Shareholders: Effective February 1, 2019, Andy Li became a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 120.9%

Issuer	Shares/Par		Value ($)
Aerospace - 1.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$290,000	$283,565
L3 Technologies, Inc., 3.85%, 6/15/2023		600,000	619,993
Lockheed Martin Corp., 3.55%, 1/15/2026		406,000	416,927
TransDigm, Inc., 6.5%, 7/15/2024		800,000	810,500
TransDigm, Inc., 6.5%, 5/15/2025		360,000	363,600
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,302,000	1,355,707
TransDigm, Inc., 6.375%, 6/15/2026		545,000	546,363

			$4,396,655
Apparel Manufacturers - 0.2%
Tapestry, Inc., 4.125%, 7/15/2027		$673,000	$652,152

Asset-Backed & Securitized - 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.079% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)		$1,152,072	$1,085,352
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.622% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		193,143	193,365
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,209,183	149,227
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.301% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		2,500,000	2,463,598
Lehman Brothers Commercial Conduit Mortgage Trust, 1.118%, 2/18/2030 (i)		68,422	2
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		2,500,000	2,478,850
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.98% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,139,000	2,086,192

			$8,456,586
Automotive - 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,715,000	$1,734,585
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		300,000	293,943
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		105,000	108,150
FCA Bank S.p.A., 1%, 2/21/2022	EUR	275,000	313,129
Ferrari N.V., 1.5%, 3/16/2023		1,100,000	1,261,027
General Motors Financial Co., Inc., 4.35%, 1/17/2027		$195,000	194,910
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		253,000	245,410
Lear Corp., 5.25%, 1/15/2025		721,000	747,441
Lear Corp., 4.25%, 5/15/2029		509,000	505,272

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Automotive - continued
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		$1,085,000	$1,121,890
Volkswagen International Finance N.V., 1.875%, 3/30/2027	EUR	300,000	340,922
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$592,000	600,051

			$7,466,730
Banks & Diversified Financials (Covered Bonds) - 0.2%
BPER Banca S.p.A., 5.125% to 5/31/2022, FLR (EUR Swap Rate - 5yr. + 4.91%) to 5/31/2027	EUR	800,000	$923,027

Broadcasting - 2.4%
Fox Corp., 4.709%, 1/25/2029 (n)		$122,000	$131,258
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		1,280,000	1,334,400
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		150,000	155,250
Match Group, Inc., 6.375%, 6/01/2024		1,060,000	1,111,675
Netflix, Inc., 5.875%, 2/15/2025		1,160,000	1,252,800
Netflix, Inc., 4.875%, 4/15/2028		280,000	277,550
Netflix, Inc., 5.875%, 11/15/2028		485,000	511,675
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	305,000	372,366
Netflix, Inc., 3.875%, 11/15/2029		325,000	372,977
Netflix, Inc., 3.875%, 11/15/2029 (z)		700,000	803,335
SES S.A., 5.625% to 1/29/2024, FLR (EUR Swap Rate - 5yr. + 5.4%) to 1/29/2029, FLR (EUR Swap Rate - 5yr. + 5.65%) to 1/29/2044, FLR (EUR Swap Rate - 5yr. + 6.4%) to 12/29/2049		300,000	367,621
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$250,000	255,000
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,135,000	1,156,281
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		195,000	199,388
WPP Finance, 3.75%, 9/19/2024		352,000	352,288
WPP Finance, 2.875%, 9/14/2046	GBP	475,000	502,485
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	350,000	402,971

			$9,559,320
Brokerage & Asset Managers - 0.3%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$285,000	$284,747
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	300,000	341,527
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	274,175
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	468,579

			$1,369,028
Building - 3.9%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,350,000	$1,398,937
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		695,000	715,850
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		761,000	732,234
CEMEX S.A.B. de C.V., 3.125%, 3/19/2026	EUR	650,000	745,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Core & Main LP, 6.125%, 8/15/2025 (n)		$880,000	$873,400
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	426,680
Holcim Finance (Luxembourg) S.A., 3% to 7/05/2024, FLR (EUR Swap Rate - 5yr. + 3.074%) to 7/05/2029, FLR (EUR Swap Rate - 5yr. + 3.324%) to 7/05/2044, FLR (EUR Swap Rate - 5yr. + 4.074%) to 4/05/2050	EUR	575,000	643,314
Imerys S.A., 1.5%, 1/15/2027		400,000	458,169
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$560,000	555,800
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		830,000	808,213
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		225,000	215,669
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		357,000	343,748
Masco Corp., 4.45%, 4/01/2025		170,000	176,233
Masco Corp., 4.375%, 4/01/2026		791,000	807,792
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		550,000	512,875
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		935,000	957,674
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		861,000	872,839
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		734,000	735,835
Sika Capital B.V., 0.875%, 4/29/2027	EUR	100,000	113,314
Sika Capital B.V., 1.5%, 4/29/2031		100,000	114,723
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		$985,000	1,003,469
Standard Industries, Inc., 6%, 10/15/2025 (n)		1,030,000	1,075,279
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		995,000	1,012,413
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		405,000	402,975

			$15,702,733
Business Services - 3.1%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$360,000	$367,650
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		695,000	706,294
CDK Global, Inc., 4.875%, 6/01/2027		1,300,000	1,313,000
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	526,822
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,087,312
Equinix, Inc., 5.75%, 1/01/2025		490,000	508,375
Equinix, Inc., 5.875%, 1/15/2026		530,000	559,813
Equinix, Inc., 2.875%, 2/01/2026	EUR	600,000	692,348
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$180,000	185,787
Fidelity National Information Services, Inc., 5%, 10/15/2025		58,000	63,125
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,004,000	972,665
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		975,000	988,094
First Data Corp., 5%, 1/15/2024 (n)		1,760,000	1,804,194
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,070,000	1,096,536
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		590,000	634,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		$580,000	$595,950
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		640,000	676,800

			$12,779,015
Cable TV - 6.1%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$525,000	$538,125
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,545,000	1,583,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		1,025,000	1,060,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		2,025,000	2,115,112
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		840,000	872,550
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	392,056
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		665,000	682,872
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,295,000	2,364,148
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		450,000	491,063
DISH DBS Corp., 5.875%, 11/15/2024		755,000	651,188
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		440,000	408,100
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,190,000	1,076,950
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	315,606
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	544,050
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,254,487
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	666,250
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	399,155
Sky PLC, 2.5%, 9/15/2026	EUR	600,000	756,280
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,600,000	1,588,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	187,313
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,230,000	1,273,050
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	225,750
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,635,000	1,671,787
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		400,000	408,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		930,000	946,005
VTR Finance B.V., 6.875%, 1/15/2024 (n)		770,000	796,950
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,305,000	1,305,000

			$24,574,847
Chemicals - 2.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$476,772
Arkema S.A., 1.5%, 4/20/2027	EUR	300,000	351,165
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$1,290,000	1,295,225
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		805,000	829,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
OCI N.V., 6.625%, 4/15/2023 (n)		$1,415,000	$1,473,723
PolyOne Corp., 5.25%, 3/15/2023		965,000	1,001,188
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		472,000	500,874
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		923,000	1,012,150
SPCM S.A., 4.875%, 9/15/2025 (n)		1,250,000	1,221,875
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	625,000	719,177
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		205,000	235,890

			$9,117,189
Computer Software - 1.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$863,000	$883,950
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		840,000	855,441
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		600,000	650,081
Microsoft Corp., 4.1%, 2/06/2037		1,422,000	1,527,141
SAP S.E., 1.625%, 3/10/2031	EUR	400,000	474,756
VeriSign, Inc., 4.75%, 7/15/2027		$405,000	413,100

			$4,804,469
Computer Software - Systems - 1.6%
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	$1,220,815
Apple, Inc., 4.25%, 2/09/2047		135,000	142,429
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		160,000	169,400
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		445,000	456,681
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,035,000	1,076,400
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		720,000	749,700
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,555,000	1,589,987
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,210,000	1,241,006

			$6,646,418
Conglomerates - 2.2%
Amsted Industries Co., 5%, 3/15/2022 (n)		$755,000	$759,719
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,040,000	1,060,800
EnerSys, 5%, 4/30/2023 (n)		1,340,000	1,353,400
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,460,000	1,460,000
Gates Global LLC, 6%, 7/15/2022 (n)		457,000	457,000
General Electric Co., 4.5%, 3/11/2044		214,000	198,507
Roper Technologies, Inc., 4.2%, 9/15/2028		343,000	353,041
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		1,190,000	1,252,475
TriMas Corp., 4.875%, 10/15/2025 (n)		1,290,000	1,288,388
United Technologies Corp., 4.125%, 11/16/2028		458,000	477,778

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - continued
Wabtec Corp., 4.95%, 9/15/2028		$364,000	$375,066

			$9,036,174
Construction - 0.8%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$88,500
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	139,385
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,285,000	1,307,487
Toll Brothers Finance Corp., 4.875%, 11/15/2025		570,000	581,400
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,150,000	1,098,250

			$3,215,022
Consumer Products - 1.0%
Coty, Inc., 6.5%, 4/15/2026 (n)		$570,000	$562,163
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		1,010,000	1,042,509
Energizer Holdings, Inc., 7.75%, 1/15/2027 (n)		50,000	54,188
JAB Holdings B.V., 2%, 5/18/2028	EUR	600,000	693,039
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$500,000	513,113
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	382,418
Whirlpool Corp., 4.75%, 2/26/2029		876,000	910,321

			$4,157,751
Consumer Services - 2.5%
Bookings Holdings, Inc., 1.8%, 3/03/2027	EUR	550,000	$660,015
Cimpress N.V., 7%, 6/15/2026 (n)		$815,000	804,894
Experian Finance PLC, 4.25%, 2/01/2029 (n)		778,000	804,713
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		675,000	707,906
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	450,000	505,040
IHS Markit Ltd., 3.625%, 5/01/2024		$180,000	180,576
IHS Markit Ltd., 4%, 3/01/2026 (n)		165,000	164,533
IHS Markit Ltd., 4.25%, 5/01/2029		270,000	269,549
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	450,000	525,807
Matthews International Corp., 5.25%, 12/01/2025 (n)		$1,005,000	981,131
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		730,000	735,475
Priceline Group, Inc., 3.55%, 3/15/2028		238,000	240,347
Realogy Group LLC, 9.375%, 4/01/2027 (n)		505,000	524,543
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,015,000	1,025,150
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,052,000	700,540
Visa, Inc., 2.8%, 12/14/2022		542,000	545,737
Visa, Inc., 4.15%, 12/14/2035		465,000	498,016
Visa, Inc., 3.65%, 9/15/2047		273,000	268,987

			$10,142,959

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - 3.2%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	260,000	$295,705
ARD Finance S.A., 7.125%, 9/15/2023		$970,000	971,212
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		555,718	535,650
Ball Corp., 5.25%, 7/01/2025		330,000	349,388
Berry Global Group, Inc., 5.5%, 5/15/2022		215,000	217,956
Berry Global Group, Inc., 6%, 10/15/2022		680,000	700,400
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		585,000	569,644
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,171,385
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		590,000	574,513
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		420,000	426,825
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		810,000	755,325
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,426,000	1,466,997
Reynolds Group, 5.75%, 10/15/2020		581,465	583,209
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	735,520
Reynolds Group, 7%, 7/15/2024 (n)		195,000	201,581
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		839,000	847,810
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,146,075
Silgan Holdings, Inc., 4.75%, 3/15/2025		890,000	881,100
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		670,000	725,275

			$13,155,570
Electrical Equipment - 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$545,000	$553,529
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,570,000	1,467,950

			$2,021,479
Electronics - 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	$731,910
Broadcom, Inc., 4.25%, 4/15/2026 (n)		734,000	725,530
Qorvo, Inc., 5.5%, 7/15/2026 (n)		1,230,000	1,282,275
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		965,000	1,025,312
Sensata Technologies B.V., 5%, 10/01/2025 (n)		890,000	912,250

			$4,677,277
Emerging Market Quasi-Sovereign - 8.3%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,109,374
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		1,020,000	1,147,500
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	974,380
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,274,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)		$1,007,000	$1,008,511
DAE Funding LLC, 5.75%, 11/15/2023 (n)		680,000	712,300
DAE Funding LLC, 5%, 8/01/2024 (n)		1,315,000	1,351,162
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		423,000	420,356
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		1,306,000	1,297,838
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		1,034,000	1,053,605
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		1,052,000	1,092,834
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,316,634
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	499,754
KazMunayGas National Co., 6.375%, 10/24/2048 (n)		984,000	1,089,426
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		1,002,000	1,065,984
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		1,010,000	1,075,650
NTPC Ltd., 4.25%, 2/26/2026		1,313,000	1,324,919
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		373,000	405,880
Petrobras Global Finance B.V., 5.999%, 1/27/2028		1,330,000	1,361,587
Petrobras Global Finance B.V., 5.75%, 2/01/2029		1,322,000	1,325,305
Petrobras Global Finance B.V., 6.9%, 3/19/2049		935,000	933,831
Petroleos del Peru S.A., 4.75%, 6/19/2032		1,067,000	1,085,673
Petroleos Mexicanos, 5.35%, 2/12/2028		1,000,000	939,000
Petroleos Mexicanos, 6.5%, 1/23/2029		1,239,000	1,236,832
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		753,000	862,314
PT Pertamina Persero, 6.5%, 11/07/2048 (n)		1,200,000	1,398,565
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	500,000	595,488
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		$666,000	661,936
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,367,000	1,541,678
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,358,991
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,303,580

			$33,825,250
Emerging Market Sovereign - 9.4%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$1,049,259
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	1,116,362
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	1,080,993
Dominican Republic, 5.95%, 1/25/2027		997,000	1,050,589
Dominican Republic, 6.85%, 1/27/2045		1,023,000	1,095,889
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,555,142
Gabonese Republic, 6.95%, 6/16/2025		883,000	859,865
Government of Mongolia, 8.75%, 3/09/2024		941,000	1,039,066
Government of Ukraine, 7.75%, 9/01/2023		1,061,000	1,024,077
Government of Ukraine, 7.75%, 9/01/2024		1,289,000	1,231,021
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		942,000	988,073

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Angola, 8.25%, 5/09/2028		$991,000	$1,036,124
Republic of Argentina, 6.875%, 4/22/2021		1,489,000	1,249,286
Republic of Argentina, 4.625%, 1/11/2023		1,232,000	908,600
Republic of Argentina, 7.5%, 4/22/2026		1,184,000	888,000
Republic of Argentina, 6.875%, 1/26/2027		1,469,000	1,053,273
Republic of Colombia, 4.5%, 3/15/2029		1,216,000	1,281,676
Republic of Colombia, 5%, 6/15/2045		1,050,000	1,098,836
Republic of Colombia, 5.2%, 5/15/2049		1,003,000	1,073,210
Republic of Cote d’Ivoire, 5.25%, 3/22/2030	EUR	750,000	799,437
Republic of El Salvador, 7.65%, 6/15/2035		$1,029,000	1,065,015
Republic of Ghana, 8.125%, 3/26/2032 (n)		1,186,000	1,175,326
Republic of Hungary, 7.625%, 3/29/2041		488,000	733,366
Republic of Indonesia, 4.125%, 1/15/2025 (n)		339,000	349,356
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,121,119
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,011,000	1,149,841
Republic of South Africa, 4.875%, 4/14/2026		$432,000	427,779
Republic of South Africa, 5.875%, 6/22/2030		519,000	530,045
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	645,508
Republic of Turkey, 6.25%, 9/26/2022		792,000	772,929
Republic of Turkey, 7.625%, 4/26/2029		856,000	832,888
Republic of Turkey, 6.875%, 3/17/2036		1,122,000	1,004,190
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,038,726
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,005,850
State of Qatar, 4%, 3/14/2029 (n)		533,000	554,904
State of Qatar, 4.817%, 3/14/2049 (n)		1,004,000	1,078,045
United Mexican States, 3.75%, 1/11/2028		1,450,000	1,423,465
United Mexican States, 4.5%, 4/22/2029		1,300,000	1,341,600
United Mexican States, 4.6%, 2/10/2048		397,000	383,899

			$38,112,629
Energy - Independent - 2.1%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$326,905	$268
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		213,708	175
Callon Petroleum Co., 6.375%, 7/01/2026		785,000	802,662
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		830,000	819,625
Diamondback Energy, Inc., 5.375%, 5/31/2025		860,000	897,419
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028		998,000	1,090,315
Jagged Peak Energy LLC, 5.875%, 5/01/2026		530,000	532,650
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		1,060,000	1,081,200
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		225,000	226,969
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		935,000	956,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
Sanchez Energy Corp., 6.125%, 1/15/2023		$710,000	$94,963
SM Energy Co., 6.75%, 9/15/2026		790,000	756,425
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	420,341
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,020,970

			$8,700,019
Energy - Integrated - 0.1%
Eni S.p.A., 4%, 9/12/2023 (n)		$329,000	$337,258

Engineering - Construction - 0.2%
Vinci S.A., 3.75%, 4/10/2029 (z)		$821,000	$833,780

Entertainment - 1.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025		$805,000	$775,899
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (z)		300,000	305,906
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,260,000	1,313,550
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,615,000	1,615,000

			$4,010,355
Financial Institutions - 2.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$153,367
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		650,000	618,250
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	350,000	446,359
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$975,000	1,010,646
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	667,808
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (z)		454,000	451,108
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (z)		363,000	360,847
Cabot Financial (Luxembourg) S.A., 7.5%, 10/01/2023	GBP	400,000	529,003
EXOR N.V., 1.75%, 1/18/2028	EUR	450,000	509,371
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,086,000	1,067,734
Intertrust Group B.V., 3.375%, 11/15/2025	EUR	450,000	527,433
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$1,955,000	2,060,766
Wand Merger Corp., 8.125%, 7/15/2023 (n)		860,000	866,450

			$9,269,142
Food & Beverages - 3.4%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$368,388
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031		330,000	375,757
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,554,000	1,574,952
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		209,000	203,642
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	367,634
Aramark Services, Inc., 4.75%, 6/01/2026		1,045,000	1,060,675
Constellation Brands, Inc., 4.25%, 5/01/2023		894,000	934,510
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	334,562

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		$1,450,000	$1,468,125
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,515,000	1,602,113
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		685,000	704,694
Kraft Heinz Foods Co., 4.375%, 6/01/2046		256,000	226,481
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		940,000	953,987
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		445,000	451,675
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		373,000	387,547
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)		350,000	355,250
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)		990,000	1,022,175
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,260,000	1,288,350

			$13,680,517
Gaming & Lodging - 3.3%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$760,000	$779,950
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		530,000	557,300
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		760,000	798,714
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		350,000	369,621
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		640,000	687,232
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)		800,000	819,000
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,355,000	1,371,937
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)		825,000	831,188
MGM Growth Properties LLC, 4.5%, 9/01/2026		950,000	938,125
MGM Resorts International, 6.625%, 12/15/2021		465,000	499,154
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,031,288
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		685,000	696,988
Sands China Ltd., 5.4%, 8/08/2028		1,047,000	1,107,845
Scientific Games Corp., 8.25%, 3/15/2026 (n)		435,000	450,769
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)		1,085,000	1,106,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		1,215,000	1,230,188

			$13,275,999
Health Maintenance Organizations - 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$522,000	$539,552

Industrial - 0.4%
Investor AB, 1.5%, 9/12/2030	EUR	400,000	$469,475
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,330,000	1,330,000

			$1,799,475
Insurance - 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	400,000	$460,422
Argentum Zurich Insurance, 3.5%, 10/01/2046		500,000	625,237
Unum Group, 4%, 3/15/2024		$259,000	265,291

			$1,350,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Health - 0.9%
Centene Corp., 6.125%, 2/15/2024		$540,000	$565,650
Centene Corp., 5.375%, 6/01/2026 (n)		1,759,000	1,829,764
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,009,000	1,100,851

			$3,496,265
Insurance - Property & Casualty - 1.5%
AssuredPartners Inc., 7%, 8/15/2025 (n)		$950,000	$897,750
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		359,000	359,964
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		144,000	143,277
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	338,350
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	100,000	116,778
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		227,000	273,369
CNA Financial Corp., 5.875%, 8/15/2020		$700,000	726,887
Hiscox Ltd., 6.125%, 11/24/2045	GBP	350,000	506,034
Hub International Ltd., 7%, 5/01/2026 (n)		$1,080,000	1,089,450
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	322,961
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	116,044
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$197,000	200,088
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	415,040
XLIT Ltd., 3.25%, 6/29/2047	EUR	500,000	591,925

			$6,097,917
International Market Quasi-Sovereign - 0.3%
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	400,000	$538,761
Islandsbanki, 1.125%, 4/12/2022	EUR	100,000	113,093
Landsbanki Islands HF, 1.125%, 1/19/2024		550,000	610,235

			$1,262,089
International Market Sovereign - 0.1%
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	$305,343

Leisure & Toys - 0.1%
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	500,000	$564,309

Local Authorities - 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$385,725
Province of British Columbia, 2.3%, 6/18/2026		595,000	447,172

			$832,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Machinery & Tools - 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$865,000	$896,356
CNH Industrial Finance Europe S.A., 1.75%, 3/25/2027	EUR	150,000	170,665

			$1,067,021
Major Banks - 5.7%
Bank of America Corp., 2.625%, 4/19/2021		$1,661,000	$1,657,423
Bank of America Corp., 3.5%, 4/19/2026		750,000	756,797
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,502,518
Bank of New York Mellon Corp., 2.95%, 1/29/2023		661,000	663,576
Bank of New York Mellon Corp., 3.442%, 2/07/2028		647,000	653,953
Barclays Bank PLC, 6%, 1/14/2021	EUR	500,000	610,132
Barclays PLC, 7.875%, 12/29/2049		$500,000	526,875
Barclays PLC, 8% to 6/15/2024, FLR (CMT - 5yr. + 5.672%) to 6/15/2059		700,000	738,052
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025	EUR	500,000	574,035
Credit Suisse Group AG, 7.25% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/29/2049 (n)		$500,000	519,750
Goldman Sachs Group, Inc., 3%, 4/26/2022		1,250,000	1,250,860
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	410,270
JPMorgan Chase & Co., 3.25%, 9/23/2022		1,918,000	1,941,361
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,112,739
JPMorgan Chase & Co., 4.26%, 2/22/2048		600,000	615,458
Morgan Stanley, 2.5%, 4/21/2021		1,250,000	1,243,208
Morgan Stanley, 3.125%, 7/27/2026		572,000	557,130
Morgan Stanley, 3.95%, 4/23/2027		988,000	997,655
Nationwide Building Society, 1.5%, 3/08/2026	EUR	200,000	227,903
PNC Bank N.A., 2.6%, 7/21/2020		$1,067,000	1,066,708
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		479,000	483,378
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025		423,000	431,247
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,027,000	1,043,567
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		1,190,000	1,229,253
UBS Group Funding (Jersey) Ltd., 7% to 1/31/2024, FLR (Swap Rate - 5yr. + 4.34%) to 7/28/2060 (n)		1,043,000	1,087,296
UBS Group Funding (Switzerland) AG, 1.5%, 11/30/2024	EUR	500,000	583,978
Wells Fargo & Co., 4.15%, 1/24/2029		$494,000	513,713

			$22,998,835
Medical & Health Technology & Services - 4.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023		$945,000	$954,450
Avantor, Inc., 9%, 10/01/2025 (n)		860,000	935,250
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	700,000	810,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Becton, Dickinson and Co., 3.734%, 12/15/2024		$66,000	$67,067
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	276,449
DaVita, Inc., 5%, 5/01/2025		590,000	577,280
Encompass Health Corp., 5.75%, 9/15/2025		370,000	379,798
HCA, Inc., 7.5%, 2/15/2022		835,000	918,500
HCA, Inc., 5.375%, 2/01/2025		2,490,000	2,620,725
HCA, Inc., 5.875%, 2/15/2026		805,000	867,387
HCA, Inc., 5.25%, 6/15/2026		471,000	503,050
HealthSouth Corp., 5.125%, 3/15/2023		1,120,000	1,132,600
HealthSouth Corp., 5.75%, 11/01/2024		245,000	248,369
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)		775,000	736,250
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	354,364
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (z)		575,000	577,990
Northwell Healthcare, Inc., 4.26%, 11/01/2047		532,000	532,501
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		325,000	323,375
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		625,000	638,281
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		920,000	960,250
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	367,623
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	237,818
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		938,000	919,271
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		735,000	711,112

			$16,650,325
Medical Equipment - 0.8%
Abbott Laboratories, 4.9%, 11/30/2046		$750,000	$854,963
Medtronic Global Holdings S.C.A., 1.125%, 3/07/2027	EUR	100,000	115,423
Teleflex, Inc., 5.25%, 6/15/2024		$1,005,000	1,030,125
Teleflex, Inc., 4.875%, 6/01/2026		445,000	453,900
Teleflex, Inc., 4.625%, 11/15/2027		695,000	691,525

			$3,145,936
Metals & Mining - 3.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$620,000	$625,425
Big River Steel LLC, 7.25%, 9/01/2025 (n)		685,000	729,196
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	316,610
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		$670,000	663,635
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		1,410,000	1,323,637
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,707,000	1,800,885
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,315,000	1,361,025
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,025,000	861,000
Novelis Corp., 5.875%, 9/30/2026 (n)		1,300,000	1,321,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		$975,000	$948,188
Steel Dynamics, Inc., 5%, 12/15/2026		695,000	715,850
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		670,000	675,863
TMS International Corp., 7.25%, 8/15/2025 (n)		790,000	774,200
Vale S.A., 3.75%, 1/10/2023	EUR	400,000	484,286

			$12,600,925
Midstream - 4.6%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,248,000	$1,332,240
APT Pipelines Ltd., 5%, 3/23/2035 (n)		542,000	555,079
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		490,000	494,900
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)		635,000	648,494
Cheniere Energy, Inc., 5.875%, 3/31/2025		1,160,000	1,249,900
DCP Midstream Operating LP, 4.95%, 4/01/2022		410,000	420,250
DCP Midstream Operating LP, 3.875%, 3/15/2023		770,000	770,000
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)		895,000	940,833
DCP Midstream Operating LP, 5.6%, 4/01/2044		440,000	418,000
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	415,466
Energy Transfer Operating Co., 5.875%, 1/15/2024		1,175,000	1,282,595
EnLink Midstream Partners LP, 4.4%, 4/01/2024		1,875,000	1,860,937
MPLX LP, 4.5%, 4/15/2038		371,000	355,817
ONEOK, Inc., 4.95%, 7/13/2047		928,000	926,262
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	532,491
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	405,165
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)		660,000	666,956
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,550,000	1,579,063
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		665,000	673,313
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		625,000	639,063
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		1,955,000	1,984,325
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029 (n)		511,000	551,880

			$18,703,029
Mortgage-Backed - 0.5%
Freddie Mac, 2.673%, 3/25/2026		$1,099,000	$1,090,363
Freddie Mac, 3.194%, 7/25/2027		850,000	866,363

			$1,956,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Municipals - 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$50,000	$51,156
Oklahoma Development Finance Authority, Health System Rev.
(OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	227,683

			$278,839
Natural Gas - Distribution - 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$420,000	$411,698
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,030,000	1,063,475

			$1,475,173
Natural Gas - Pipeline - 0.3%
Peru LNG, 5.375%, 3/22/2030		$1,047,000	$1,107,726

Network & Telecom - 0.9%
AT&T, Inc., 4.75%, 5/15/2046		$1,175,000	$1,166,644
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	400,000	533,233
Telefónica Celular del Paraguay, 5.875%, 4/15/2027 (n)		$900,000	927,000
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		920,000	933,800

			$3,560,677
Oil Services - 0.5%
Apergy Corp., 6.375%, 5/01/2026		$1,160,000	$1,197,700
Diamond Offshore Drill Co., 5.7%, 10/15/2039		965,000	680,209

			$1,877,909
Oils - 1.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	500,000	$576,658
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,740,000	1,770,450
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023		175,000	180,031
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		745,000	767,350
Phillips 66, 4.875%, 11/15/2044		606,000	650,850
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	408,309

			$4,353,648
Other Banks & Diversified Financials - 2.7%
ABANCA Corp. Bancaria S.A., 6.125% to 1/18/2024, FLR (EUR Swap Rate - 5yr. + 5.93%) to 1/18/2029	EUR	500,000	$578,997
AIB Group PLC, 1.5%, 3/29/2023		550,000	632,536
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,079,165
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	400,000	488,908
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	611,985
Caixa Geral de Depositos, 5.75%, 6/28/2028	EUR	500,000	608,558
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		200,000	221,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
CYBG PLC, 9.25% to 6/08/2024, FLR (GBP Government Yield - 5yr. + 8.307%) to 6/13/2049	GBP	900,000	$1,242,549
Deutsche Bank AG, 1.875%, 2/28/2020		400,000	520,296
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	308,484
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	348,937
JSC Kazkommertsbank, 5.5%, 12/21/2022		$910,653	912,354
Macquarie Group Ltd., 1.25%, 3/05/2025	EUR	300,000	339,949
UBS AG, 5.125%, 5/15/2024		$981,000	1,026,426
UniCredit S.p.A., 7.5% to 6/03/2026, FLR (EUR ICE Swap Rate - 5yr. + 7.334%) to 6/03/2026	EUR	1,000,000	1,174,877
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$412,000	434,169
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT - 5yr. + 1.5%) to 4/15/2029 (n)		276,000	280,005

			$10,809,589
Pharmaceuticals - 1.1%
Bayer Capital Corp. B.V., 1.5%, 6/26/2026	EUR	400,000	$461,444
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)		$720,000	723,600
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		455,000	377,650
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)	EUR	400,000	488,827
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		$885,000	888,319
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		1,365,000	1,380,356

			$4,320,196
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$552,000	$576,324

Printing & Publishing - 0.4%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,021,000	$1,014,241
TEGNA, Inc., 5.5%, 9/15/2024 (n)		765,000	785,081

			$1,799,322
Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR (EUR Swap Rate - 5yr. + 3.888%) to 2/18/2027, FLR (EUR Swap Rate - 5yr. + 4.138%) to 2/18/2042, FLR (EUR Swap Rate - 5yr. + 4.888%) to 12/31/2049	EUR	600,000	$708,210
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$980,000	$998,375
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,255,000	1,258,137

			$2,256,512

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Office - 0.1%
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	350,000	$401,553

Real Estate - Other - 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,245,000	$1,273,012
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		785,000	812,475

			$2,085,487
Restaurants - 0.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$835,000	$853,788
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,210,000	1,247,812

			$2,101,600
Retailers - 0.9%
AA Bond Co. Ltd., 2.875%, 1/31/2022	GBP	225,000	$285,029
AA Bond Co. Ltd., 2.75%, 7/31/2023		225,000	273,553
Best Buy Co., Inc., 4.45%, 10/01/2028		$585,000	596,618
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		490,000	497,350
Home Depot, Inc., 2.625%, 6/01/2022		585,000	586,308
Home Depot, Inc., 3%, 4/01/2026		475,000	477,165
L Brands, Inc., 5.25%, 2/01/2028		570,000	509,437
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		500,000	498,750

			$3,724,210
Specialty Chemicals - 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)		$770,000	$745,206
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,760,000	1,790,518

			$2,535,724
Specialty Stores - 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024		$470,000	$475,875
Penske Automotive Group Co., 5.5%, 5/15/2026		520,000	518,700
Richemont International S.A., 1.5%, 3/26/2030	EUR	500,000	594,280

			$1,588,855
Supermarkets - 0.3%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		$1,003,000	$1,040,612
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	341,649

			$1,382,261
Supranational - 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$193,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supranational - continued
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		$405,000	$322,480
International Finance Corp., 3.25%, 7/22/2019		585,000	413,836

			$930,261
Telecommunications - Wireless - 4.0%
Altice France S.A., 6.25%, 5/15/2024 (n)		$400,000	$410,000
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	679,250
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		525,000	534,844
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		895,000	843,538
American Tower Corp., REIT, 3.5%, 1/31/2023		743,000	754,426
American Tower Corp., REIT, 4%, 6/01/2025		514,000	531,090
Crown Castle International Corp., 3.7%, 6/15/2026		741,000	742,935
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		838,000	593,472
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		200,000	200,064
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		1,018,000	1,090,532
SBA Communications Corp., 4%, 10/01/2022		1,180,000	1,185,900
SBA Communications Corp., 4.875%, 9/01/2024		645,000	655,086
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	438,561
SFR Group S.A., 7.375%, 5/01/2026 (n)		770,000	780,106
Sprint Corp., 7.875%, 9/15/2023		1,570,000	1,635,469
Sprint Corp., 7.125%, 6/15/2024		1,565,000	1,568,423
Sprint Nextel Corp., 6%, 11/15/2022		1,050,000	1,056,562
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	419,175
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	751,900
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	855,760
T-Mobile USA, Inc., 5.375%, 4/15/2027		620,000	651,820

			$16,378,913
Telephone Services - 0.5%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$394,875
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,191,762
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	327,720

			$1,914,357
Tobacco - 0.2%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	260,000	$297,614
Altria Group, Inc., 3.125%, 6/15/2031		230,000	270,425
Reynolds American, Inc., 8.125%, 6/23/2019		$257,000	258,898
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	69,255

			$896,192
Transportation - Services - 1.0%
Autostrade per l’Italia S.p.A., 6.25%, 6/09/2022	GBP	300,000	$430,198
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	300,000	355,378

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - continued
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	$339,966
Navios South American Logistics, Inc./Navios Logistics Finance
(U.S.), Inc., 7.25%, 5/01/2022		$1,158,000	1,062,465
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		1,212,000	1,227,162
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		385,000	192,500
Transurban Finance Co., 1.75%, 3/29/2028	EUR	500,000	585,084

			$4,192,753
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$1,800,000	$2,004,820
U.S. Treasury Bonds, 3.75%, 11/15/2043		14,000,000	16,077,578
U.S. Treasury Notes, 2%, 11/15/2026 (f)		15,205,000	14,758,947

			$32,841,345
Utilities - Electric Power - 4.5%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)		$1,840,000	$1,881,400
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		200,000	204,250
Covanta Holding Corp., 5.875%, 3/01/2024		1,175,000	1,208,781
Covanta Holding Corp., 6%, 1/01/2027		485,000	493,487
Drax Finco PLC, 6.625%, 11/01/2025 (n)		1,090,000	1,100,900
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	591,068
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	206,280
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	141,058
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	160,177
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		730,000	688,127
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		500,000	560,000
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/2026, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	230,000	325,396
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,056,957
Exelon Corp., 3.497%, 6/01/2022		259,000	262,637
FirstEnergy Corp., 3.9%, 7/15/2027		115,000	116,580
Greenko Dutch B.V., 5.25%, 7/24/2024		902,000	879,450
Iberdrola International B.V., 3.25% to 2/12/2025, FLR (EUR Swap Rate - 5yr. + 2.973%) to 2/12/2030, FLR (EUR Swap Rate - 5yr. + 3.223%) to 2/12/2045, FLR (EUR Swap Rate - 5yr. + 3.973%) to 2/12/2068	EUR	500,000	$594,617
innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	471,712
Listrindo Capital B.V., 4.95%, 9/14/2026		$910,000	877,240
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		918,000	990,478
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		628,000	635,834
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,315,000	1,319,274
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	766,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
PPL Capital Funding, Inc., 5%, 3/15/2044	$270,000	$289,298
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	183,000	188,889
Star Energy Geothermal Pte Ltd., 6.75%, 4/24/2033	822,922	819,328
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	85,000	85,000
Transelec S.A., 4.25%, 1/14/2025 (n)	535,000	545,700
Virginia Electric & Power Co., 3.5%, 3/15/2027	839,000	857,416

		$18,317,684
Total Bonds (Identified Cost, $486,558,763)		$490,686,264

Floating Rate Loans (r) - 0.4%
Broadcasting - 0.0%
Warner Music Group, Term Loan F, 4.608%, 11/01/2023	$137,000	$136,315

Conglomerates - 0.0%
Gates Global LLC, Term Loan B2, 5.233%, 3/31/2024	$162,177	$162,354

Entertainment - 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4.25%, 10/31/2023	$209,929	$209,601

Food & Beverages - 0.0%
U.S. Foods, Inc., Term Loan B, 4.483%, 6/27/2023	$136,299	$135,987

Medical & Health Technology & Services - 0.2%
DaVita, Inc., Term Loan B, 5.233%, 6/24/2021	$679,666	$680,232

Oil Services - 0.1%
Apergy Corp., Term Loan B, 5.028%, 5/09/2025	$295,291	$294,799
Total Floating Rate Loans (Identified Cost, $1,600,684)		$1,619,288

Common Stocks - 0.2%
Energy - Independent - 0.1%
Frontera Energy Corp.	20,290	$179,248

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	520	$462,498
Total Common Stocks (Identified Cost, $1,974,727)		$641,746

Convertible Bonds - 0.1%
Cable TV - 0.1%
DISH Network Corp., 3.375%, 8/15/2026 (Identified Cost, $244,184)	$270,000	$247,675

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	332	$664
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	332	249
Total Warrants (Identified Cost, $0)				$913

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $6,168,147)			6,168,331	$6,168,331

Other Assets, Less Liabilities - (23.1)%				(93,543,342)
Net Assets - 100.0%				$405,820,875

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,168,331 and $493,195,886, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,784,267, representing 49.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$315,788	$268
Afren PLC, 10.25%, 4/08/2019	3/01/12	209,873	175
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024	4/11/19	451,557	451,108
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026	4/11/19	361,284	360,847
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.079% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,152,072	1,085,352
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.301% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	2,500,000	2,463,598
Live Nation Entertainment, Inc., 4.875%, 11/01/2024	4/10/19-4/12/19	305,992	305,906
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	829,418	831,188
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024	3/20/19-4/02/19	573,121	577,990
Netflix, Inc., 3.875%, 11/15/2029	4/24/19-4/29/19	786,488	803,335
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	452,746	488,827
Vinci S.A., 3.75%, 4/10/2029	4/03/19	818,974	833,780
Total Restricted Securities			$8,202,374
% of Net assets			2.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Portfolio of Investments (unaudited) – continued

SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	346,295	USD	388,491	Brown Brothers Harriman	7/12/2019	$2,271
EUR	825,171	USD	929,848	UBS AG	7/12/2019	1,281
GBP	501,425	USD	655,703	Citibank N.A.	7/12/2019	594
USD	900,394	AUD	1,259,795	Deutsche Bank AG	7/12/2019	10,789
USD	185,881	AUD	263,000	NatWest Markets PLC	7/12/2019	164
USD	258,215	CAD	345,000	Citibank N.A.	7/12/2019	229
USD	1,217,487	CAD	1,617,261	Deutsche Bank AG	7/12/2019	8,121
USD	280,818	CHF	278,919	BNP Paribas S.A.	7/12/2019	5,218
USD	112,987	EUR	99,874	Deutsche Bank AG	7/12/2019	288
USD	10,276,861	EUR	9,002,755	JPMorgan Chase Bank N.A.	6/17/2019	139,891
USD	25,868,520	EUR	22,774,957	Merrill Lynch International	7/12/2019	169,098
USD	226,783	EUR	199,498	NatWest Markets PLC	7/12/2019	1,668
USD	566,775	GBP	428,658	Citibank N.A.	7/12/2019	5,719
USD	8,038,486	GBP	6,125,331	Deutsche Bank AG	7/12/2019	21,254
USD	555,162	GBP	423,907	Merrill Lynch International	7/12/2019	325
USD	486,192	JPY	53,629,229	HSBC Bank	7/12/2019	1,975
USD	1,722,706	MXN	32,899,000	JPMorgan Chase Bank N.A.	7/12/2019	6,837
USD	11,483	NZD	17,000	Deutsche Bank AG	7/12/2019	114

						$375,836

Liability Derivatives
CHF	98,000	USD	96,877	UBS AG	7/12/2019	$(43)
DKK	11,054	USD	1,682	UBS AG	7/12/2019	(10)
EUR	970,614	USD	1,102,522	NatWest Markets PLC	7/12/2019	(7,274)
GBP	242,000	USD	316,820	NatWest Markets PLC	7/12/2019	(75)
HKD	19,818,000	USD	2,531,185	NatWest Markets PLC	7/12/2019	(2,274)
KRW	42,694,000	USD	38,025	JPMorgan Chase Bank N.A.	7/10/2019	(1,383)
NOK	1,421,290	USD	167,054	Goldman Sachs International	7/12/2019	(1,864)
SEK	1,234,000	USD	130,845	NatWest Markets PLC	7/12/2019	(181)
SGD	54,000	USD	39,996	JPMorgan Chase Bank N.A.	7/12/2019	(246)
ZAR	823,000	USD	58,033	JPMorgan Chase Bank N.A.	7/12/2019	(977)
USD	280,069	EUR	250,000	Citibank N.A.	7/12/2019	(2,033)
USD	222,054	EUR	197,362	NatWest Markets PLC	7/12/2019	(651)
USD	1,481,281	EUR	1,317,671	UBS AG	7/12/2019	(5,588)
USD	123,985	JPY	13,732,000	UBS AG	7/12/2019	(1)

						$(22,600)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	102	$15,207,625	June - 2019	$(103,194)
German Euro-Bund 10 yr	Short	EUR	28	5,191,530	June - 2019	(76,063)
U.S. Treasury Bond	Short	USD	5	737,344	June - 2019	(7,831)
U.S. Treasury Note 10 yr	Short	USD	458	56,641,719	June - 2019	(471,571)
U.S. Treasury Note 5 yr	Short	USD	87	10,060,734	June - 2019	(64,756)

						$(723,415)

At April 30, 2019, the fund had liquid securities with an aggregate value of $871,653 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $490,378,358)	$493,195,886
Investments in affiliated issuers, at value (identified cost, $6,168,147)	6,168,331
Cash	65,545
Foreign currency, at value (identified cost, $4,744)	4,759
Receivables for
Forward foreign currency exchange contracts	375,836
Investments sold	2,925,705
Interest	6,266,298
Other assets	44,699
Total assets	$509,047,059

Liabilities
Notes payable	$100,000,000
Payables for
Distributions	192,172
Forward foreign currency exchange contracts	22,600
Net daily variation margin on open futures contracts	108,745
Investments purchased	2,271,964
Capital shares reacquired	97,735
Payable to affiliates
Investment adviser	15,661
Transfer agent and dividend disbursing costs	10,668
Payable for independent Trustees’ compensation	15,568
Accrued interest expense	249,324
Deferred country tax expense payable	105,606
Accrued expenses and other liabilities	136,141
Total liabilities	$103,226,184
Net assets	$405,820,875

Net assets consist of
Paid-in capital	$434,175,344
Total distributable earnings (loss)	(28,354,469)
Net assets	$405,820,875
Shares of beneficial interest outstanding (64,912,859 shares authorized less 48,189 capital shares to be retired)	64,864,670
Net asset value per share (net assets of $405,820,875 / 64,864,670 shares of beneficial interest outstanding)	$6.26

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$12,455,138
Dividends from affiliated issuers	80,784
Dividends	7,431
Other	300
Foreign taxes withheld	(1,707)
Total investment income	$12,541,946
Expenses
Management fee	$1,377,700
Transfer agent and dividend disbursing costs	56,075
Administrative services fee	32,520
Independent Trustees’ compensation	30,592
Stock exchange fee	32,953
Custodian fee	21,657
Shareholder communications	83,869
Audit and tax fees	40,915
Legal fees	7,601
Interest expense and fees	1,474,810
Miscellaneous	31,310
Total expenses	$3,190,002
Net investment income (loss)	$9,351,944

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $28,092 country tax)	$(2,396,347)
Affiliated issuers	(80)
Written options	17,822
Futures contracts	(1,707,796)
Forward foreign currency exchange contracts	1,628,090
Foreign currency	(12,559)
Net realized gain (loss)	$(2,470,870)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $77,514 increase in deferred country tax)	$22,823,587
Affiliated issuers	71
Futures contracts	(1,384,112)
Forward foreign currency exchange contracts	(908,031)
Translation of assets and liabilities in foreign currencies	14,107
Net unrealized gain (loss)	$20,545,622
Net realized and unrealized gain (loss)	$18,074,752
Change in net assets from operations	$27,426,696

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$9,351,944	$17,497,961
Net realized gain (loss)	(2,470,870)	3,178,260
Net unrealized gain (loss)	20,545,622	(29,049,470)
Change in net assets from operations	$27,426,696	$(8,373,249)
Distributions to shareholders	$(8,924,097)	$(20,316,659)
Tax return of capital distributions to shareholders	$—	$(14,918,250)
Distributions from other sources	$(7,167,175)	$—
Change in net assets from fund share transactions	$(13,049,647)	$(20,317,818)
Total change in net assets	$(1,714,223)	$(63,925,976)

Net assets
At beginning of period	407,535,098	471,461,074
At end of period	$405,820,875	$407,535,098

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 4/30/19 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$27,426,696

Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(171,593,371)
Proceeds from disposition of investment securities	189,988,678
Proceeds from disposition of short-term investments, net	1,185,100
Realized gain/loss on investments	2,368,255
Unrealized appreciation/depreciation on investments	(22,901,172)
Unrealized appreciation/depreciation on foreign currency contracts	908,031
Net amortization/accretion of income	(16,115)
Increase in interest receivable	(254,891)
Increase in accrued expenses and other liabilities	62,005
Decrease in receivable for daily variation margin on open futures contracts	171,585
Increase in payable for net daily variation margin on open futures contracts	108,745
Increase in other assets	(33,528)
Increase in interest payable	10,559
Net cash provided by operating activities	$27,430,577

Cash flows from financing activities:
Distributions paid in cash	(16,092,258)
Repurchase of shares of beneficial interest	(13,106,545)
Net cash used by financing activities	$(29,198,803)
Net decrease in cash and restricted cash (a)	$(1,768,226)

Cash and restricted cash:
Beginning of period (including foreign currency of $799,017)	$1,838,530
End of period (including foreign currency of $4,759)	$70,304

(a)	See Note 2 for more information on presentational changes to the Statement of Cash Flows that were effective with the beginning of the current reporting period.

Supplemental disclosure of cash flow information:

Cash paid during the six months ended April 30, 2019 for interest was $1,464,251.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$6.06		$6.67	$6.73		$6.76	$7.39	$7.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.25	$0.30	(c)	$0.34	$0.36	$0.39
Net realized and unrealized gain (loss)	0.28		(0.38)	0.15		0.15	(0.43)	0.04
Total from investment operations	$0.42		$(0.13)	$0.45		$0.49	$(0.07)	$0.43

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.31)		$(0.37)	$(0.46)	$(0.42)
From net realized gain	—		—	—		—	(0.08)	(0.13)
From tax return of capital	—		(0.22)	(0.23)		(0.16)	(0.03)	—
From other sources	(0.11)		—	—		—	—	—
Total distributions declared to shareholders	$(0.24)		$(0.51)	$(0.54)		$(0.53)	$(0.57)	$(0.55)
Net increase from repurchase of capital shares	$0.02		$0.03	$0.03		$0.01	$0.01	$0.01
Net asset value, end of period (x)	$6.26		$6.06	$6.67		$6.73	$6.76	$7.39
Market value, end of period	$5.69		$5.24	$6.16		$5.97	$5.94	$6.37
Total return at market value (%)	13.42	(n)	(7.01)	12.50		9.93	2.18	5.09
Total return at net asset value (%) (j)(r)(s)(x)	7.89	(n)	(0.68)	8.06	(c)	8.89	0.24	7.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.33	1.10	(c)	1.10	0.98	0.98
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	N/A	0.98
Net investment income (loss)	4.67	(a)	4.00	4.45	(c)	5.13	5.05	5.32
Portfolio turnover	32	(n)	47	50		36	47	46
Net assets at end of period (000 omitted)	$405,821		$407,535	$471,461		$504,331	$515,095	$570,454

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.86	(a)	0.80	0.78	(c)	0.87	0.82	0.83

Financial Highlights – continued

	Six months ended 4/30/19	Year ended
		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
	(unaudited)

Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$5,058	$5,075	$5,715	$6,043	$6,151	$6,705

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)

Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”), which is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The fund adopted ASU 2016-18 effective with the beginning of the current reporting period, which resulted in changes to the presentation of restricted cash in the fund’s Statement of Cash Flows and additional disclosures regarding the nature of the restrictions on cash and restricted cash.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after

Notes to Financial Statements (unaudited) – continued

December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$179,248	$913	$462,498	$642,659
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	32,841,345	—	32,841,345
Non-U.S. Sovereign Debt	—	74,435,572	—	74,435,572
Municipal Bonds	—	278,839	—	278,839
U.S. Corporate Bonds	—	259,173,079	—	259,173,079
Residential Mortgage-Backed Securities	—	1,956,726	—	1,956,726
Asset-Backed Securities (including CDOs)	—	8,456,586	—	8,456,586
Foreign Bonds	—	113,791,792	—	113,791,792
Floating Rate Loans	—	1,619,288	—	1,619,288
Mutual Funds	6,168,331	—	—	6,168,331
Total	$6,347,579	$492,554,140	$462,498	$499,364,217

Other Financial Instruments
Futures Contracts – Liabilities	$(723,415)	$—	$—	$(723,415)
Forward Foreign Currency Exchange Contracts – Assets	—	375,836	—	375,836
Forward Foreign Currency Exchange Contracts – Liabilities	—	(22,600)	—	(22,600)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/18	$462,498
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/19	$462,498

The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2019 is $0. At April 30, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(723,415)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	375,836	(22,600)
Total		$375,836	$(746,015)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(1,707,796)	$—	$(44,083)	$17,822
Foreign Exchange	—	1,628,090	—	—
Total	$(1,707,796)	$1,628,090	$(44,083)	$17,822

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,384,112)	$—
Foreign Exchange	—	(908,031)
Total	$(1,384,112)	$(908,031)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could

Notes to Financial Statements (unaudited) – continued

result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Notes to Financial Statements (unaudited) – continued

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts. Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit

Notes to Financial Statements (unaudited) – continued

risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund’s Statement of Assets and Liabilities includes cash on hand at the fund’s custodian bank and does not include any short-term investments. Restricted cash is presented in the fund’s Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:

4/30/19
Cash	$70,304
Restricted cash	—
Restricted cash included in deposits with brokers	—

Total cash and restricted cash in the Statement of Cash Flows	$70,304

The beginning of period cash and restricted cash balance in the Statement of Cash Flows is comprised of cash of $1,838,530, restricted cash of $0, and restricted cash included in deposits with brokers of $0.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest

Notes to Financial Statements (unaudited) – continued

payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains and a capital loss carryforward, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

For the six months ended April 30, 2019, the amount of distributions estimated to be a tax return of capital was approximately $7,167,175 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$20,316,659
Tax return of capital (b)	14,918,250

Total distributions	$35,234,909

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$500,790,077
Gross appreciation	11,932,363

Gross depreciation	(13,358,223)
Net unrealized appreciation (depreciation)	$(1,425,860)

As of 10/31/18

Capital loss carryforwards	(13,130,366)
Other temporary differences	(263,739)
Net unrealized appreciation (depreciation)	(26,295,788)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,568,847)
Long-Term	(9,561,519)
Total	$(13,130,366)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee,

Notes to Financial Statements (unaudited) – continued

from net assets and gross income, incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2019, these fees paid to MFSC amounted to $16,419.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,990 and the Retirement Deferral plan, which terminated on December 31, 2018, resulted in a net decrease in expense of $911. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB Plan amounted to $12,860 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and

Notes to Financial Statements (unaudited) – continued

is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $353 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$32,954,426	$55,682,677
Non-U.S. Government securities	$124,401,507	$123,978,484

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 2,335,575 shares of beneficial interest during the six months ended April 30, 2019 at an average price per share of $5.59 and a weighted average discount of 8.77% per share. The fund repurchased 3,490,222 shares of beneficial interest during the year ended October 31, 2018 at an average price per share of $5.82 and a weighted average discount of 9.08% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Capital shares reacquired	(2,335,575)	$(13,049,647)	(3,490,222)	$(20,317,818)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2019, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2019. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $1,473,821 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2019, the average loan balance was $100,000,000 at a

Notes to Financial Statements (unaudited) – continued

weighted average annual interest rate of 2.95%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,352,696	$68,150,759	69,335,115	$(80)	$71	$6,168,331

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$80,784	$—

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $750,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the Fund), including the portfolio of investments, as of April 30, 2019, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended April 30, 2019. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018, and in our report dated December 14, 2018, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2019

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Multimarket Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Multimarket Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Andy Li became a portfolio manager of the Fund on February 1, 2019.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Co-Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment area of MFS since 2011

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area of MFS since 2005

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2013

Andy Li	Investment Grade Debt Instruments Portfolio Manager	February 2019	Investment Officer of MFS; employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG from 2014 to 2018; Portfolio Manager at ECM Asset Management prior to 2014

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2000

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; Employed in the investment area of MFS since May 2013

APPENDIX E - PORTFOLIO MANAGER(S)

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2018, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2018, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Multimarket Income Trust	Robert Spector

Bloomberg Barclays Global Aggregate Credit Bond Index

JP Morgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Pilar Gomez-Bravo

Bloomberg Barclays Global Aggregate Credit Bond Index

JPMorgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

	Andy Li1	Bloomberg Barclays Global Aggregate Credit Bond Index
	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Michael Skatrud	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

[1]	Information is as of February 1, 2019.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2018. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Robert Spector	N
Ward Brown	N
David Cole	N
Pilar Gomez-Bravo	N
Andy Li1	N
Robert Persons	N
Matt Ryan	N
Michael Skatrud	N

[1]	Mr. Li became a Portfolio Manager of the Fund on February 1, 2019. Information is as of May 1, 2019.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund’s fiscal year ended October 31, 2018:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Spector	5	$4.2 billion	9	$4.5 billion	47	$2.3 billion
Ward Brown	7	$10.6 billion	5	$3.0 billion	3	$1.2 billion
David Cole	12	$7.7 billion	4	$1.3 billion	1	$42.4 million
Pilar Gomez-Bravo	5	$4.2 billion	4	$2.7 billion	3	$737.6 million
Andy Li1 (Became a Portfolio Manager of the Fund on February 1, 2019)	5	$3.9 billion	5	$2.7 billion	2	$743.7 million
Robert Persons	17	$28.5 billion	9	$3.8 billion	7	$973.0 million
Matt Ryan	9	$11.1 billion	6	$3.5 billion	3	$1.2 billion
Michael Skatrud	11	$7.7 billion	5	$749.9 million	1	$42.4 million

*	Includes the Fund.
[1]	Account information is as of May 1, 2019.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/18-11/30/18	320,378	5.30	320,378	6,116,629
12/01/18-12/31/18	86,510	5.34	86,510	6,030,119
1/01/19-1/31/19	648,826	5.48	648,826	5,381,293
2/01/19-2/28/19	271,052	5.68	271,052	5,110,241
3/01/19-3/31/19	122,596	5.66	122,596	4,987,645
4/01/19-4/30/19	886,213	5.76	886,213	4,101,432

Total	2,335,575	5.59	2,335,575

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2018 plan year is 6,751,470.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.